U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


  1.  Name and address of issuer:
Panorama Trust
One Exchange Place
Boston, Massachusetts  02109


   2. Name of each series or class of funds for which this notice is filed:
Pictet Global Emerging Markets Fund



   3.  Investment Company Act File Number:  811-9050

        Securities Act File Number:  33-92712

   4. Last day of fiscal year for which this notice is filed: December 31, 1995


   5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-
2 declaration:

*

   6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable
(see Instruction A.6):  N/A


   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
N/A



   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2
N/A


   9. Number and aggregate sale price of securities sold during the fiscal year:

Total:  Shares:   100,000 shares
Aggregate Dollar Amount:  $10,000,000



  10.  Number and aggregate sale price of securities sold
during the fiscal year in reliance upon registration
pursuant to rule 24f-2:
Total:  Shares:   100,000 shares
Aggregate Dollar Amount:  $10,000,000



  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

Total:  Shares:   223 shares
Aggregate Dollar Amount:  $21,197



  12.  Calculation of registration fee:
       ( i)  Aggregate sale price of securities sold
during the fiscal
              year in reliance on rule 24f-2 (from Item
10):                    $10,000,000

       (ii)  Aggregate price of shares issued in
connection with dividend
             reinvestment plans (from Item 11, if
applicable):                 +$21,197

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)
-0

       (iv)  Aggregate price of shares redeemed or
repurchased and
              previously applied as a reduction to filing
fees pursuant to
              rule 24e-2 (if applicable):
0

       ( v)  Net aggregate price of securities sold and
issued during
              the fiscal year in reliance on rule 24f-2
[line (i), plus line
              (ii), less line (iii), plus line (iv)] (if
applicable):                    $10,021,197

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or
regulation (see Instruction
              C.6):
* 1/2900

       (vii) Fee due [line (i) or line (v) multiplied by
line (vi)]:            $3,455.60

Instructions:  Issuer should complete lines (ii), (iii),
(iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
Instruction C.3.

  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).

X
Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
February 27, 1996


SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gail A. Hanson

                                               Gail A.
Hanson, Assistant Secretary

Date: February 28, 1996

*Please print the name and title of the signing officer below the signature

















shared\generl2\form24f2.doc